CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 20,257	$ 10,625
General and administrative	74,944	11,436
Settlement expense	21,366	39,486
Reimbursement of expenses from Relief Therapeutics	(771)	(10,160)
Total operating expenses	115,796	51,387
Loss from operations	(115,796)	(51,387)
Other (income) expenses:
Gain on extinguishment of debt	(121)
Interest expense	18	56
Change in fair value of warrant liability	(1,692)
Change in fair value of Earnout Cash liability	(20,938)
Change in fair value of embedded put		27
Loss on conversion of convertible notes payable		307
Total other (income) expenses	(22,733)	390
Loss before tax	(93,063)	(51,777)
Net loss	(93,063)	(51,777)
Deemed dividend - warrants	(2,692)
Deemed dividend - Earnout Shares	(253,130)
Net loss attributable to common stockholders	$ (348,885)	$ (51,777)
Net loss per share:
Basic	$ (1.98)	$ (1.51)
Diluted	(1.98)	(1.51)
Net loss per share attributable to common stockholders:
Basic	(7.44)	(1.51)
Diluted	$ (7.44)	$ (1.51)
Weighted average common shares outstanding:
Basic	46,917,701	34,270,955
Diluted	46,917,701	34,270,955